Expenses by nature (Tables)	9 Months Ended
Sep. 30, 2022
Expenses by nature [Abstract]
Schedule of expenses by nature
	For the nine-month period ended September 30,
	2022	2021

Inventory cost	(31,817)	(24,767)
Personnel expenses	(2,313)	(1,817)
Outsourced services	(167)	(184)
Selling expenses	(597)	(452)
Functional expenses	(649)	(474)
Other expenses	(367)	(319)
	(35,910)	(28,013)

Cost of sales	(32,341)	(25,186)
Selling expenses	(2,997)	(2,371)
General and administrative expenses	(572)	(456)
	(35,910)	(28,013)